INCOME TAXES (Components of income from continuing operations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011
Income Tax Disclosure [Abstract]
United States	$ 2,385	$ 1,954	$ 1,640
Outside United States	1,044	1,034	734
Income from Continuing Operations Before Income Taxes	$ 3,429	$ 2,988	$ 2,374